Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets
Due from customers, less allowances of $28,859 and $30,422, respectively	$ 28,859	$ 30,422
Other, less allowances of $6,148 and $7,201, respectively	6,148	7,201
Investments
Other intangible assets, net of accumulated amortization of $119,555 and $108,944, respectively	119,555	108,944
TDS shareholders' equity
Shares authorized	290,000	290,000
Shares issued	127,045	127,016
Shares outstanding	103,936	106,022
Par value per share	$ 0.01	$ 0.01
Par value	1,270	1,270
Treasury Shares	23,109	20,994
Series A Common Shares
TDS shareholders' equity
Shares authorized	25,000	25,000
Shares issued	6,510	6,492
Shares outstanding	6,510	6,492
Par value per share	$ 0.01	$ 0.01
Par value	65	65
Special Common Shares
TDS shareholders' equity
Shares authorized	165,000	165,000
Shares issued	63,442	63,442
Shares outstanding	47,531	49,725
Par value per share	$ 0.01	$ 0.01
Par value	634	634
Treasury Shares	15,911	13,717
Common Shares
TDS shareholders' equity
Shares authorized	100,000	100,000
Shares issued	57,093	57,082
Shares outstanding	49,895	49,805
Par value per share	$ 0.01	$ 0.01
Par value	$ 571	$ 571
Treasury Shares	7,198	7,277